Customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Customer Deposits Note Tables [Line Items]
Disclosure Of Customer Deposits Explanatory

USD m 31.12.24 31.12.23
Amounts due to banks

23,347 70,962
Customer deposits 745,777 792,029
of which: demand deposits 221,797 240,942
of which: retail savings / deposits 182,274 186,087
of which: sweep deposits 41,935 41,045
of which: time deposits
1
299,771 323,955
Total amounts due to banks and customer deposits 769,124 862,990
1 Includes customer deposits in UBS AG Jersey Branch and UBS AG Guernsey Branch placed by UBS

Switzerland AG and UBS AG Swiss Branch on behalf of their clients.